WARRANT LIABILITIES - Fair value of sponsor warrants (Details) - Sponsor Warrants	Jun. 30, 2025 $ / shares Y
Risk-free interest rate
WARRANT LIABILITIES
Warrants outstanding, measurement input	0.0372
Expected rate
WARRANT LIABILITIES
Warrants outstanding, measurement input	0
Expected term (years)
WARRANT LIABILITIES
Warrants outstanding, measurement input | Y	3.64
Expected volatility
WARRANT LIABILITIES
Warrants outstanding, measurement input	0.5255
Spot price
WARRANT LIABILITIES
Warrants outstanding, measurement input | $ / shares	2.2